Business combination	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combination

47.	Business combination

(a)	Shinhan Venture Investment Co., Ltd.
i) General information
As of September 29, 2020, the Group gained control of Neoplux Co., Ltd. as a subsidiary by acquiring a 96.77% (97.08% stake of voting rights) stake and reporting to the Financial Services Commission about the transfer of subsidiary. As of December 30, 2020, the Group acquired the remaining shares, and Neoplux Co., Ltd. became a wholly owned subsidiary of the Group. Also, the name was changed from Neoplux Co., Ltd. to Shinhan Venture Investment Co., Ltd. The main reason for business combination is to promote investment financing and secure new business opportunities in the investment banking sector.

ii) Identifiable net assets
Fair values of assets acquired and liabilities assumed as of acquisition date are as follows:

	Amount (*1)
Assets:
Cash and due from banks at amortized cost	~~W~~	179
Investment assets in the long-term		463
Venture capital investment assets		38,800
Private equity investment company investment assets		12,230
Property and equipment		835
Intangible assets (*2)		1,254
Other assets (*3)		18,911

		72,672

Liabilities:
Borrowings		9,000
Other liabilities		4,804

		13,804

Fair value of the identifiable net assets	~~W~~	58,868

(*1)
The accounting for the acquisition of Shinhan Venture Investment Co., Ltd. was determined using the identifiable assets and liabilities recognized by Shinhan Venture Investment Co., Ltd. at the time of business combination.

(*2)
The contract balance recognized as a business combination includes
~~W~~
793 million. The contract balance that Shinhan Venture Investment Co., Ltd. had was considered an important asset that can generate additional revenue in the future. Therefore, it was assessed at fair value through the
Multi-period
Excess Earning Method.

(*3)
During the business combination, the Group acquired receivables that were fair value of
~~W~~
 15,803 million, and the total contract amount was
~~W~~
15,803 million. There is no contractual cash flow that is not expected to be recovered from the receivables.

iii) Goodwill
Goodwill recognized as a result of business combination is as follows:

	Amount
Consideration paid in cash	~~W~~	71,128
Fair value of identifiable net assets		(58,868)
Non-controlling interests (*)		1,718

Goodwill	~~W~~	13,978

(*)
For the year ended December 31, 2020, the
non-controlling
interests for Shinhan Venture Investment Co., Ltd. were measured at proportionate shares of non-controlling
interests in the acquiree’s identifiable net assets for Shinhan Venture Investment Co., Ltd. At the business combination, the goodwill is generated because the transfer price includes the premium of corporate control paid to acquire Shinhan Venture Investment Co., Ltd. The transfer price for the business combination includes expected synergies, future market growth, and the amount related to human resources. These benefits are not recognized separately from goodwill because it does not meet the recognition requirements for identifiable intangible assets.

(b)	Business Acquisition of Leaders Financial Sales Co., Ltd.
According to the resolutions of the Board of Directors on November 25, 2020 and December 23, 2020, The Group has acquired its GF and IMGA business department of Leaders Financial Sales Co., Ltd on May 31, 2021. The acquired assets and liabilities were recognized as fair value at the time of acquisition, and the difference between the fair value and the amount paid in consideration for the transfer was recognized as goodwill.

	Amount
Consideration paid in cash
Cash	 ~~W~~ 	8,183
Contingent consideration arrangement		2,600

		10,783

Fair value of assets and liabilities
Cash and cash equivalents		200
Trade payable and other payable		(200)
Accounts payable		(3,068)

Fair value of identifiable net assets		(3,068)

Goodwill	~~W~~	13,851

(c)	The merger of Shinhan Life Insurance Co., Ltd. and Orange Life Insurance Co., Ltd.
Shinhan Life Insurance Co., Ltd. and Orange Life Insurance Co., Ltd. have merged on July 1, 2021 to form a holding company named Shinhan Life Insurance Co., Ltd. As a result of the merger, the common shareholders as of immediately prior to the merger of Orange Life Insurance Co., Ltd. (the extinct corporation) are entitled to receive 0.9226202 share of Shinhan Life Insurance Co., Ltd (the surviving corporation)’s common share (
~~W~~
5,000 per share) per common share of Orange Life Insurance Co., Ltd. There is no further transfer of any such shares except in accordance with the exchange ratio agreed upon by both parties under the merger agreement addressed above.

(d)	Subsidiary investment shares
On October 29, 2021, the Group signed a Share Purchase Agreement with BNP Paribas Group Co., Ltd. for a 94.54% (7,230,174 shares of common stock) stake in BNP Paribas Cardif Life Insurance Co., Ltd. At the end of the reporting period, the Financial Services Commission has yet approved the incorporation of subsidiary.